TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Taxes Payable [Abstract]
Income tax payable	$ 6,850,279	$ 5,337,203
Value added tax payable	195,139	114,207
Business tax payable	1,406,039	1,131,127
Other taxes payable	293,106	229,743
Total taxes payable	$ 8,744,563	$ 6,812,280